S-K 1604(c) De-SPAC Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member] | CPTK net tangible book value per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	7,383,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.06
No Redemption [Member] | Accretion (Dilution) of CPTK Shareholders assuming the Redemption of Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	7,383,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.06
No Redemption [Member] | Accretion (Dilution) of CPTK Shareholders assuming the PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	9,683,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 2.42
No Redemption [Member] | Accretion (Dilution) of CPTK Shareholders assuming CPTK Transaction Expenses [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	9,683,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.65
No Redemption [Member] | Initial offering price of CPTK [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	10
No Redemption [Member] | Pro forma net tangible book value per share from dilutive securities and other related events, excluding the Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	1.65
No Redemption [Member] | Dilution to non-redeeming shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ (8.35)
No Redemption [Member] | CPTK net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 434,406
No Redemption [Member] | Additional redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	0
No Redemption [Member] | PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 23,000,000
De-SPAC, Number of Shares Used, Adjustment	2,300,000
No Redemption [Member] | Transaction Expenses to be incurred by CPTK [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (7,483,000)
No Redemption [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 15,951,406
No Redemption [Member] | CPTK Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	483,822
No Redemption [Member] | Sponsors and Anchor Investor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	6,900,000
No Redemption [Member] | As adjusted CPTK shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	9,683,822
No Redemption [Member] | Valuation of CPTK shares outstanding (as adjusted) based on an offering price of the securities in the IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	96,838,220
Maximum Redemptions [Member] | CPTK net tangible book value per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	7,383,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.06
Maximum Redemptions [Member] | Accretion (Dilution) of CPTK Shareholders assuming the Redemption of Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	6,952,500
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.67)
Maximum Redemptions [Member] | Accretion (Dilution) of CPTK Shareholders assuming the PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	9,252,500
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.98
Maximum Redemptions [Member] | Accretion (Dilution) of CPTK Shareholders assuming CPTK Transaction Expenses [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	9,252,500
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.17
Maximum Redemptions [Member] | Initial offering price of CPTK [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	10
Maximum Redemptions [Member] | Pro forma net tangible book value per share from dilutive securities and other related events, excluding the Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	1.17
Maximum Redemptions [Member] | Dilution to non-redeeming shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ (8.83)
Maximum Redemptions [Member] | CPTK net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 434,406
Maximum Redemptions [Member] | Additional redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	(5,120,918)
Maximum Redemptions [Member] | PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 23,000,000
De-SPAC, Number of Shares Used, Adjustment	2,300,000
Maximum Redemptions [Member] | Transaction Expenses to be incurred by CPTK [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (7,483,000)
Maximum Redemptions [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 10,830,488
Maximum Redemptions [Member] | CPTK Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	52,500
Maximum Redemptions [Member] | Sponsors and Anchor Investor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	6,900,000
Maximum Redemptions [Member] | As adjusted CPTK shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	9,252,500
Maximum Redemptions [Member] | Valuation of CPTK shares outstanding (as adjusted) based on an offering price of the securities in the IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	92,525,000